Long-Term Debt - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) Subsidiary	Dec. 31, 2014 USD ($) Subsidiary	Dec. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)
Debt Instrument [Line Items]
Number of non-guarantor foreign subsidiary | Subsidiary	1	1
Percentage of income and cash flows from operating activities	3.00%
Percentage of parent company in subsidiary guarantor	100.00%	100.00%
Letters of credit outstanding	$ 58,500,000	$ 58,100,000
Carrying value of debt	$ 2,235,500,000	$ 2,299,000,000	$ 2,332,000,000
October 1, 2015 [Member]
Debt Instrument [Line Items]
Bonds redeemable price percentage		108.25%
October 1, 2016 [Member]
Debt Instrument [Line Items]
Debt instrument call premium percentage		104.125%
October 1, 2017 [Member]
Debt Instrument [Line Items]
Debt instrument call premium percentage		102.063%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of income and cash flows from operating activities		3.00%
Maximum [Member] | October 1, 2015 [Member]
Debt Instrument [Line Items]
Bonds redeemable percentage of issuance		35.00%
Term B Loan [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 1,800,000,000
Quarterly payments of debt		$ 4,500,000
Net cash proceeds from the sale of assets		$ 25,000,000
Cash proceeds from sale of assets, reinvestment period		365 days
Term B Loan [Member] | Prime Rate or Federal Funds Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread		0.50%
Term B Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
LIBOR floor		0.75%
Bonds [Member]
Debt Instrument [Line Items]
Principal amount of debt				550,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility maximum borrowing capacity				$ 300,000,000
Line of credit facility amount outstanding		$ 0	8,000,000
Letters of credit outstanding		$ 58,100,000	$ 70,700,000
Annual Commitment fee percentage		0.50%
Revolving Credit Facility [Member] | Prime Rate or Federal Funds Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread		0.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
LIBOR floor		1.25%
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020 [Member]
Debt Instrument [Line Items]
Debt interest rate	8.25%	8.25%	8.25%